DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Significant Concentrations and Risks) (Details) - Net revenues [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	75.00%	65.20%	65.80%
Product concentration [Member] | Java [Member]
Concentration Risk [Line Items]
Concentration percentage	34.30%	28.80%	36.70%
Product concentration [Member] | Digital Arts [Member]
Concentration Risk [Line Items]
Concentration percentage	28.00%	32.20%	29.10%
Product concentration [Member] | Web Front [Member]
Concentration Risk [Line Items]
Concentration percentage	12.70%	4.20%	0.00%
Geographic concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	44.30%	45.30%	41.00%
Geographic concentration [Member] | Beijing [Member]
Concentration Risk [Line Items]
Concentration percentage	12.40%	12.30%	15.50%
Geographic concentration [Member] | Hangzhou [Member]
Concentration Risk [Line Items]
Concentration percentage	31.90%	33.00%	25.50%